Stockholders' Equity - Additional Information (Details)	Jun. 30, 2020 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares	Jun. 30, 2019 shares	Dec. 31, 2018 $ / shares shares
Class Of Stock [Line Items]
Common stock, shares authorized	220,000,000	220,000,000
Number of votes for each share | Vote	1	1
Common stock shares issued inclusive of shares subject to redemption	40,000,000
Common stock shares outstanding inclusive of shares subject to redemption	40,000,000
Class A common stock subject to possible redemption (in shares)	38,713,476	38,713,476	38,489,273	0
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares issued inclusive of shares subject to redemption		40,000,000
Common stock shares outstanding inclusive of shares subject to redemption		40,000,000
Common stock, shares issued	1,286,524	1,286,524		0
Common stock, shares outstanding	1,286,524	1,286,524		0
Class F Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized	20,000,000	20,000,000		20,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued	10,000,000	10,000,000		10,000,000
Common stock, shares outstanding	10,000,000	10,000,000		10,000,000